UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Enhanced Commodity Strategy Fund

Class A: SKNRX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.11%

Gross expense ratio as of the latest prospectus: 1.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 16.77% (unadjusted for sales charges) for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

The Bloomberg Commodity Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Table Summary
	Class A	S&P 500® Index	Bloomberg Commodity Index
'16	$9,425	$10,000	$10,000
'16	$8,886	$10,369	$9,489
'16	$8,857	$10,383	$9,322
'16	$9,100	$10,385	$9,614
'16	$9,046	$10,196	$9,567
'16	$9,131	$10,573	$9,694
'16	$9,296	$10,782	$9,869
'17	$9,280	$10,987	$9,882
'17	$9,296	$11,423	$9,903
'17	$9,001	$11,436	$9,639
'17	$8,889	$11,554	$9,494
'17	$8,770	$11,716	$9,368
'17	$8,699	$11,790	$9,350
'17	$8,851	$12,032	$9,562
'17	$8,939	$12,069	$9,600
'17	$9,014	$12,318	$9,586
'17	$9,198	$12,605	$9,791
'17	$9,238	$12,992	$9,746
'17	$9,409	$13,136	$10,037
'18	$9,594	$13,888	$10,236
'18	$9,393	$13,377	$10,059
'18	$9,382	$13,037	$9,997
'18	$9,574	$13,087	$10,255
'18	$9,726	$13,402	$10,401
'18	$9,384	$13,484	$10,037
'18	$9,111	$13,986	$9,823
'18	$8,999	$14,442	$9,649
'18	$9,045	$14,524	$9,834
'18	$8,708	$13,531	$9,622
'18	$8,296	$13,807	$9,567
'18	$8,291	$12,560	$8,908
'19	$8,620	$13,567	$9,394
'19	$8,771	$14,003	$9,489
'19	$8,746	$14,275	$9,472
'19	$8,674	$14,853	$9,432
'19	$8,336	$13,909	$9,115
'19	$8,467	$14,889	$9,359
'19	$8,378	$15,103	$9,296
'19	$8,181	$14,864	$9,081
'19	$8,149	$15,142	$9,187
'19	$8,283	$15,470	$9,373
'19	$8,113	$16,031	$9,133
'19	$8,484	$16,515	$9,594
'20	$8,007	$16,509	$8,888
'20	$7,754	$15,150	$8,440
'20	$6,792	$13,279	$7,359
'20	$6,738	$14,981	$7,246
'20	$7,000	$15,694	$7,560
'20	$7,200	$16,006	$7,733
'20	$7,527	$16,909	$8,174
'20	$7,863	$18,124	$8,727
'20	$7,647	$17,436	$8,434
'20	$7,592	$16,972	$8,553
'20	$7,948	$18,830	$8,853
'20	$8,314	$19,554	$9,294
'21	$8,497	$19,356	$9,538
'21	$9,145	$19,890	$10,155
'21	$8,955	$20,761	$9,937
'21	$9,714	$21,869	$10,761
'21	$10,024	$22,022	$11,054
'21	$10,267	$22,536	$11,259
'21	$10,468	$23,071	$11,466
'21	$10,450	$23,773	$11,432
'21	$10,999	$22,667	$12,001
'21	$11,156	$24,255	$12,311
'21	$10,370	$24,087	$11,411
'21	$10,758	$25,167	$11,813
'22	$11,558	$23,864	$12,850
'22	$12,188	$23,150	$13,651
'22	$13,185	$24,010	$14,831
'22	$13,592	$21,916	$15,446
'22	$13,723	$21,956	$15,681
'22	$12,280	$20,144	$13,991
'22	$12,713	$22,001	$14,588
'22	$12,673	$21,104	$14,601
'22	$11,638	$19,160	$13,417
'22	$11,599	$20,711	$13,684
'22	$11,953	$21,869	$14,059
'22	$11,745	$20,609	$13,715
'23	$12,040	$21,904	$13,647
'23	$11,470	$21,369	$13,006
'23	$11,578	$22,154	$12,979
'23	$11,460	$22,500	$12,882
'23	$10,986	$22,598	$12,156
'23	$11,114	$24,091	$12,647
'23	$11,570	$24,865	$13,438
'23	$11,471	$24,469	$13,335
'23	$11,337	$23,302	$13,242
'23	$11,297	$22,812	$13,278
'23	$11,257	$24,895	$12,978
'23	$11,106	$26,026	$12,629
'24	$11,106	$26,464	$12,680
'24	$10,966	$27,877	$12,493
'24	$11,304	$28,774	$12,906
'24	$11,625	$27,599	$13,254
'24	$11,886	$28,967	$13,486
'24	$11,537	$30,006	$13,279
'24	$11,173	$30,372	$12,743
'24	$11,133	$31,108	$12,749
'24	$11,643	$31,773	$13,369
'24	$11,338	$31,485	$13,121
'24	$11,318	$33,333	$13,175
'24	$11,367	$32,538	$13,309
'25	$11,859	$33,444	$13,835
'25	$11,900	$33,008	$13,943
'25	$12,345	$31,148	$14,491
'25	$11,684	$30,937	$13,794
'25	$11,684	$32,884	$13,714
'25	$11,934	$34,557	$14,045
'25	$11,830	$35,332	$13,981
'25	$12,039	$36,048	$14,250
'25	$12,169	$37,364	$14,557
'25	$12,403	$38,239	$14,978
'25	$12,700	$38,333	$15,458
'25	$12,675	$38,356	$15,408
'26	$13,929	$38,912	$17,005
'26	$14,081	$38,617	$17,192
'26	$15,001	$36,694	$19,170
'26	$15,661	$40,544	$19,976
'26	$15,089	$42,678	$19,264
'26	$13,936	$42,271	$17,620

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	16.77%	6.30%	3.99%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	10.06%	5.05%	3.37%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.16% to 1.10%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRA-A

R-101796-3 (08/26)

DWS Enhanced Commodity Strategy Fund

Class C: SKCRX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.86%

Gross expense ratio as of the latest prospectus: 2.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 16.18% (unadjusted for sales charges) for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

The Bloomberg Commodity Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Table Summary
	Class C	S&P 500® Index	Bloomberg Commodity Index
'16	$10,000	$10,000	$10,000
'16	$9,421	$10,369	$9,489
'16	$9,394	$10,383	$9,322
'16	$9,645	$10,385	$9,614
'16	$9,572	$10,196	$9,567
'16	$9,654	$10,573	$9,694
'16	$9,831	$10,782	$9,869
'17	$9,803	$10,987	$9,882
'17	$9,812	$11,423	$9,903
'17	$9,495	$11,436	$9,639
'17	$9,373	$11,554	$9,494
'17	$9,242	$11,716	$9,368
'17	$9,158	$11,790	$9,350
'17	$9,317	$12,032	$9,562
'17	$9,401	$12,069	$9,600
'17	$9,476	$12,318	$9,586
'17	$9,663	$12,605	$9,791
'17	$9,700	$12,992	$9,746
'17	$9,878	$13,136	$10,037
'18	$10,065	$13,888	$10,236
'18	$9,850	$13,377	$10,059
'18	$9,831	$13,037	$9,997
'18	$10,018	$13,087	$10,255
'18	$10,167	$13,402	$10,401
'18	$9,812	$13,484	$10,037
'18	$9,523	$13,986	$9,823
'18	$9,401	$14,442	$9,649
'18	$9,441	$14,524	$9,834
'18	$9,078	$13,531	$9,622
'18	$8,647	$13,807	$9,567
'18	$8,638	$12,560	$8,908
'19	$8,969	$13,567	$9,394
'19	$9,124	$14,003	$9,489
'19	$9,096	$14,275	$9,472
'19	$9,013	$14,853	$9,432
'19	$8,651	$13,909	$9,115
'19	$8,784	$14,889	$9,359
'19	$8,681	$15,103	$9,296
'19	$8,484	$14,864	$9,081
'19	$8,438	$15,142	$9,187
'19	$8,583	$15,470	$9,373
'19	$8,396	$16,031	$9,133
'19	$8,773	$16,515	$9,594
'20	$8,275	$16,509	$8,888
'20	$8,004	$15,150	$8,440
'20	$7,004	$13,279	$7,359
'20	$6,952	$14,981	$7,246
'20	$7,212	$15,694	$7,560
'20	$7,415	$16,006	$7,733
'20	$7,749	$16,909	$8,174
'20	$8,083	$18,124	$8,727
'20	$7,858	$17,436	$8,434
'20	$7,805	$16,972	$8,553
'20	$8,161	$18,830	$8,853
'20	$8,531	$19,554	$9,294
'21	$8,719	$19,356	$9,538
'21	$9,367	$19,890	$10,155
'21	$9,169	$20,761	$9,937
'21	$9,942	$21,869	$10,761
'21	$10,245	$22,022	$11,054
'21	$10,496	$22,536	$11,259
'21	$10,695	$23,071	$11,466
'21	$10,674	$23,773	$11,432
'21	$11,215	$22,667	$12,001
'21	$11,380	$24,255	$12,311
'21	$10,557	$24,087	$11,411
'21	$10,946	$25,167	$11,813
'22	$11,768	$23,864	$12,850
'22	$12,396	$23,150	$13,651
'22	$13,413	$24,010	$14,831
'22	$13,817	$21,916	$15,446
'22	$13,937	$21,956	$15,681
'22	$12,471	$20,144	$13,991
'22	$12,890	$22,001	$14,588
'22	$12,845	$21,104	$14,601
'22	$11,798	$19,160	$13,417
'22	$11,754	$20,711	$13,684
'22	$12,111	$21,869	$14,059
'22	$11,888	$20,609	$13,715
'23	$12,156	$21,904	$13,647
'23	$11,597	$21,369	$13,006
'23	$11,674	$22,154	$12,979
'23	$11,562	$22,500	$12,882
'23	$11,070	$22,598	$12,156
'23	$11,188	$24,091	$12,647
'23	$11,659	$24,865	$13,438
'23	$11,547	$24,469	$13,335
'23	$11,391	$23,302	$13,242
'23	$11,369	$22,812	$13,278
'23	$11,301	$24,895	$12,978
'23	$11,148	$26,026	$12,629
'24	$11,148	$26,464	$12,680
'24	$10,990	$27,877	$12,493
'24	$11,321	$28,774	$12,906
'24	$11,638	$27,599	$13,254
'24	$11,886	$28,967	$13,486
'24	$11,530	$30,006	$13,279
'24	$11,167	$30,372	$12,743
'24	$11,121	$31,108	$12,749
'24	$11,639	$31,773	$13,369
'24	$11,320	$31,485	$13,121
'24	$11,297	$33,333	$13,175
'24	$11,319	$32,538	$13,309
'25	$11,801	$33,444	$13,835
'25	$11,824	$33,008	$13,943
'25	$12,283	$31,148	$14,491
'25	$11,612	$30,937	$13,794
'25	$11,612	$32,884	$13,714
'25	$11,826	$34,557	$14,045
'25	$11,733	$35,332	$13,981
'25	$11,919	$36,048	$14,250
'25	$12,046	$37,364	$14,557
'25	$12,283	$38,239	$14,978
'25	$12,568	$38,333	$15,458
'25	$12,545	$38,356	$15,408
'26	$13,780	$38,912	$17,005
'26	$13,901	$38,617	$17,192
'26	$14,814	$36,694	$19,170
'26	$15,455	$40,544	$19,976
'26	$14,864	$42,678	$19,264
'26	$13,740	$42,271	$17,620

Yearly periods ended June 30

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	16.18%	5.53%	3.23%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	15.18%	5.53%	3.23%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.91% to 1.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRA-C

R-101796-3 (08/26)

DWS Enhanced Commodity Strategy Fund

Class R6: SKRRX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$93	0.86%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 17.21% for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

The Bloomberg Commodity Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Table Summary
	Class R6	S&P 500® Index	Bloomberg Commodity Index
'16	$10,000	$10,000	$10,000
'16	$9,429	$10,369	$9,489
'16	$9,406	$10,383	$9,322
'16	$9,668	$10,385	$9,614
'16	$9,603	$10,196	$9,567
'16	$9,700	$10,573	$9,694
'16	$9,888	$10,782	$9,869
'17	$9,872	$10,987	$9,882
'17	$9,888	$11,423	$9,903
'17	$9,580	$11,436	$9,639
'17	$9,463	$11,554	$9,494
'17	$9,337	$11,716	$9,368
'17	$9,263	$11,790	$9,350
'17	$9,431	$12,032	$9,562
'17	$9,524	$12,069	$9,600
'17	$9,612	$12,318	$9,586
'17	$9,805	$12,605	$9,791
'17	$9,855	$12,992	$9,746
'17	$10,045	$13,136	$10,037
'18	$10,246	$13,888	$10,236
'18	$10,036	$13,377	$10,059
'18	$10,025	$13,037	$9,997
'18	$10,228	$13,087	$10,255
'18	$10,396	$13,402	$10,401
'18	$10,037	$13,484	$10,037
'18	$9,750	$13,986	$9,823
'18	$9,632	$14,442	$9,649
'18	$9,681	$14,524	$9,834
'18	$9,326	$13,531	$9,622
'18	$8,891	$13,807	$9,567
'18	$8,883	$12,560	$8,908
'19	$9,240	$13,567	$9,394
'19	$9,409	$14,003	$9,489
'19	$9,383	$14,275	$9,472
'19	$9,307	$14,853	$9,432
'19	$8,949	$13,909	$9,115
'19	$9,088	$14,889	$9,359
'19	$8,993	$15,103	$9,296
'19	$8,795	$14,864	$9,081
'19	$8,762	$15,142	$9,187
'19	$8,914	$15,470	$9,373
'19	$8,724	$16,031	$9,133
'19	$9,127	$16,515	$9,594
'20	$8,621	$16,509	$8,888
'20	$8,343	$15,150	$8,440
'20	$7,312	$13,279	$7,359
'20	$7,264	$14,981	$7,246
'20	$7,542	$15,694	$7,560
'20	$7,763	$16,006	$7,733
'20	$8,120	$16,909	$8,174
'20	$8,477	$18,124	$8,727
'20	$8,246	$17,436	$8,434
'20	$8,198	$16,972	$8,553
'20	$8,585	$18,830	$8,853
'20	$8,974	$19,554	$9,294
'21	$9,178	$19,356	$9,538
'21	$9,879	$19,890	$10,155
'21	$9,675	$20,761	$9,937
'21	$10,502	$21,869	$10,761
'21	$10,833	$22,022	$11,054
'21	$11,101	$22,536	$11,259
'21	$11,326	$23,071	$11,466
'21	$11,316	$23,773	$11,432
'21	$11,906	$22,667	$12,001
'21	$12,088	$24,255	$12,311
'21	$11,234	$24,087	$11,411
'21	$11,659	$25,167	$11,813
'22	$12,527	$23,864	$12,850
'22	$13,214	$23,150	$13,651
'22	$14,315	$24,010	$14,831
'22	$14,749	$21,916	$15,446
'22	$14,903	$21,956	$15,681
'22	$13,343	$20,144	$13,991
'22	$13,806	$22,001	$14,588
'22	$13,778	$21,104	$14,601
'22	$12,653	$19,160	$13,417
'22	$12,611	$20,711	$13,684
'22	$13,011	$21,869	$14,059
'22	$12,780	$20,609	$13,715
'23	$13,096	$21,904	$13,647
'23	$12,485	$21,369	$13,006
'23	$12,592	$22,154	$12,979
'23	$12,486	$22,500	$12,882
'23	$11,957	$22,598	$12,156
'23	$12,106	$24,091	$12,647
'23	$12,617	$24,865	$13,438
'23	$12,510	$24,469	$13,335
'23	$12,357	$23,302	$13,242
'23	$12,335	$22,812	$13,278
'23	$12,293	$24,895	$12,978
'23	$12,120	$26,026	$12,629
'24	$12,120	$26,464	$12,680
'24	$11,969	$27,877	$12,493
'24	$12,343	$28,774	$12,906
'24	$12,689	$27,599	$13,254
'24	$12,992	$28,967	$13,486
'24	$12,604	$30,006	$13,279
'24	$12,212	$30,372	$12,743
'24	$12,169	$31,108	$12,749
'24	$12,729	$31,773	$13,369
'24	$12,400	$31,485	$13,121
'24	$12,378	$33,333	$13,175
'24	$12,440	$32,538	$13,309
'25	$12,971	$33,444	$13,835
'25	$13,016	$33,008	$13,943
'25	$13,525	$31,148	$14,491
'25	$12,810	$30,937	$13,794
'25	$12,788	$32,884	$13,714
'25	$13,067	$34,557	$14,045
'25	$12,977	$35,332	$13,981
'25	$13,180	$36,048	$14,250
'25	$13,330	$37,364	$14,557
'25	$13,582	$38,239	$14,978
'25	$13,926	$38,333	$15,458
'25	$13,907	$38,356	$15,408
'26	$15,286	$38,912	$17,005
'26	$15,450	$38,617	$17,192
'26	$16,479	$36,694	$19,170
'26	$17,193	$40,544	$19,976
'26	$16,574	$42,678	$19,264
'26	$15,315	$42,271	$17,620

Yearly periods ended June 30

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	17.21%	6.65%	4.35%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.89% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRA-R6

R-101796-3 (08/26)

DWS Enhanced Commodity Strategy Fund

Class S: SKSRX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$104	0.96%

Gross expense ratio as of the latest prospectus: 1.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 17.11% for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

The Bloomberg Commodity Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Table Summary
	Class S	S&P 500® Index	Bloomberg Commodity Index
'16	$10,000	$10,000	$10,000
'16	$9,428	$10,369	$9,489
'16	$9,404	$10,383	$9,322
'16	$9,661	$10,385	$9,614
'16	$9,604	$10,196	$9,567
'16	$9,693	$10,573	$9,694
'16	$9,875	$10,782	$9,869
'17	$9,858	$10,987	$9,882
'17	$9,875	$11,423	$9,903
'17	$9,562	$11,436	$9,639
'17	$9,445	$11,554	$9,494
'17	$9,319	$11,716	$9,368
'17	$9,250	$11,790	$9,350
'17	$9,409	$12,032	$9,562
'17	$9,502	$12,069	$9,600
'17	$9,585	$12,318	$9,586
'17	$9,787	$12,605	$9,791
'17	$9,829	$12,992	$9,746
'17	$10,014	$13,136	$10,037
'18	$10,216	$13,888	$10,236
'18	$10,006	$13,377	$10,059
'18	$9,990	$13,037	$9,997
'18	$10,192	$13,087	$10,255
'18	$10,360	$13,402	$10,401
'18	$9,997	$13,484	$10,037
'18	$9,711	$13,986	$9,823
'18	$9,593	$14,442	$9,649
'18	$9,645	$14,524	$9,834
'18	$9,282	$13,531	$9,622
'18	$8,848	$13,807	$9,567
'18	$8,845	$12,560	$8,908
'19	$9,201	$13,567	$9,394
'19	$9,360	$14,003	$9,489
'19	$9,329	$14,275	$9,472
'19	$9,254	$14,853	$9,432
'19	$8,897	$13,909	$9,115
'19	$9,040	$14,889	$9,359
'19	$8,946	$15,103	$9,296
'19	$8,738	$14,864	$9,081
'19	$8,709	$15,142	$9,187
'19	$8,851	$15,470	$9,373
'19	$8,671	$16,031	$9,133
'19	$9,069	$16,515	$9,594
'20	$8,564	$16,509	$8,888
'20	$8,288	$15,150	$8,440
'20	$7,258	$13,279	$7,359
'20	$7,210	$14,981	$7,246
'20	$7,487	$15,694	$7,560
'20	$7,703	$16,006	$7,733
'20	$8,048	$16,909	$8,174
'20	$8,413	$18,124	$8,727
'20	$8,179	$17,436	$8,434
'20	$8,131	$16,972	$8,553
'20	$8,506	$18,830	$8,853
'20	$8,898	$19,554	$9,294
'21	$9,101	$19,356	$9,538
'21	$9,797	$19,890	$10,155
'21	$9,591	$20,761	$9,937
'21	$10,403	$21,869	$10,761
'21	$10,741	$22,022	$11,054
'21	$11,004	$22,536	$11,259
'21	$11,227	$23,071	$11,466
'21	$11,207	$23,773	$11,432
'21	$11,793	$22,667	$12,001
'21	$11,973	$24,255	$12,311
'21	$11,126	$24,087	$11,411
'21	$11,543	$25,167	$11,813
'22	$12,405	$23,864	$12,850
'22	$13,087	$23,150	$13,651
'22	$14,160	$24,010	$14,831
'22	$14,605	$21,916	$15,446
'22	$14,744	$21,956	$15,681
'22	$13,190	$20,144	$13,991
'22	$13,649	$22,001	$14,588
'22	$13,621	$21,104	$14,601
'22	$12,500	$19,160	$13,417
'22	$12,479	$20,711	$13,684
'22	$12,855	$21,869	$14,059
'22	$12,641	$20,609	$13,715
'23	$12,955	$21,904	$13,647
'23	$12,349	$21,369	$13,006
'23	$12,450	$22,154	$12,979
'23	$12,324	$22,500	$12,882
'23	$11,821	$22,598	$12,156
'23	$11,963	$24,091	$12,647
'23	$12,448	$24,865	$13,438
'23	$12,343	$24,469	$13,335
'23	$12,207	$23,302	$13,242
'23	$12,186	$22,812	$13,278
'23	$12,122	$24,895	$12,978
'23	$11,967	$26,026	$12,629
'24	$11,967	$26,464	$12,680
'24	$11,819	$27,877	$12,493
'24	$12,185	$28,774	$12,906
'24	$12,527	$27,599	$13,254
'24	$12,805	$28,967	$13,486
'24	$12,439	$30,006	$13,279
'24	$12,052	$30,372	$12,743
'24	$12,009	$31,108	$12,749
'24	$12,559	$31,773	$13,369
'24	$12,233	$31,485	$13,121
'24	$12,211	$33,333	$13,175
'24	$12,270	$32,538	$13,309
'25	$12,795	$33,444	$13,835
'25	$12,838	$33,008	$13,943
'25	$13,316	$31,148	$14,491
'25	$12,611	$30,937	$13,794
'25	$12,611	$32,884	$13,714
'25	$12,880	$34,557	$14,045
'25	$12,791	$35,332	$13,981
'25	$12,992	$36,048	$14,250
'25	$13,135	$37,364	$14,557
'25	$13,384	$38,239	$14,978
'25	$13,724	$38,333	$15,458
'25	$13,702	$38,356	$15,408
'26	$15,063	$38,912	$17,005
'26	$15,201	$38,617	$17,192
'26	$16,213	$36,694	$19,170
'26	$16,941	$40,544	$19,976
'26	$16,307	$42,678	$19,264
'26	$15,084	$42,271	$17,620

Yearly periods ended June 30

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	17.11%	6.51%	4.20%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 1.01% to 0.95%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRA-S

R-101796-3 (08/26)

DWS Enhanced Commodity Strategy Fund

Institutional Class: SKIRX

Annual Shareholder Report — June 30, 2026

This annual shareholder report contains important information about DWS Enhanced Commodity Strategy Fund (the "Fund") for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.86%

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 17.33% for the period ended June 30, 2026. The Fund's broad-based index, the S&P 500® Index, returned 22.32% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Commodity Index, returned 25.46%.

The Fund, while producing a positive absolute return in the annual period, didn’t keep pace with the Bloomberg Commodity Index.

We use a number of different strategies in an effort to maximize returns and manage risk. Among these, the Fund’s Relative Value strategy was the largest detractor from relative performance. This segment of the Fund was underweight in precious metals and overweight in energy and agriculture in the second half of 2025, which put it out of step with the prevailing market trends in this time. While the strategy’s performance improved in the first half of 2026, the recovery was insufficient to make up for the earlier shortfall.

The Fund’s Roll Enhancement strategy had a largely neutral effect. After adding value in the first three months of the period, it weakened in the fourth quarter due to the outperformance of shorter-dated contracts in this time. It lagged even more significantly in early 2026, when the start of the war in Iran led to substantial outperformance in near-term contracts versus their longer-dated counterparts. The strategy made up much of the lost ground in the final three months of the period, however, as hopes for a peace deal contributed to a normalization of market conditions.

The Fund’s Tactical Strategy detracted slightly, with almost all of the effect coming from the timing of shifts in the third quarter of 2025. The Fund had an exposure at or close to 100% for the majority of the time thereafter, allowing it to capture nearly all of the market’s positive return.

We invest in commodities using swaps and futures, and we hold the remainder of the Fund’s assets in a fixed-income portfolio as collateral. The fixed-income position helped results thanks to the contribution from yield and positive performance for holdings in corporate bonds.

We also sought to adjust the portfolio’s positioning to take advantage of short-term market dislocations in an opportunistic fashion. Our decisions in this area detracted in the aggregate.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Bloomberg Commodity Index is made up of 23 exchange-traded futures on physical commodities, representing 21 commodities which are weighted to account for economic significance and market liquidity.

The Bloomberg Commodity Index is a more narrowly based index that the Advisor believes more closely aligns with the Fund’s investment strategy.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Table Summary
	Institutional Class	S&P 500® Index	Bloomberg Commodity Index
'16	$1,000,000	$1,000,000	$1,000,000
'16	$942,969	$1,036,869	$948,885
'16	$940,625	$1,038,325	$932,165
'16	$966,715	$1,038,521	$961,361
'16	$960,243	$1,019,577	$956,665
'16	$969,951	$1,057,337	$969,422
'16	$988,601	$1,078,236	$986,896
'17	$986,928	$1,098,686	$988,233
'17	$988,601	$1,142,310	$990,296
'17	$957,713	$1,143,642	$963,939
'17	$945,993	$1,155,387	$949,426
'17	$933,435	$1,171,647	$936,815
'17	$925,987	$1,178,960	$935,015
'17	$942,747	$1,203,203	$956,157
'17	$951,965	$1,206,886	$960,011
'17	$960,685	$1,231,782	$958,580
'17	$979,983	$1,260,526	$979,135
'17	$985,017	$1,299,186	$974,618
'17	$1,003,844	$1,313,631	$1,003,715
'18	$1,024,005	$1,388,842	$1,023,648
'18	$1,003,004	$1,337,653	$1,005,944
'18	$1,001,837	$1,303,659	$999,692
'18	$1,022,026	$1,308,661	$1,025,529
'18	$1,038,849	$1,340,176	$1,040,057
'18	$1,002,946	$1,348,425	$1,003,696
'18	$974,290	$1,398,605	$982,274
'18	$962,491	$1,444,179	$964,883
'18	$967,330	$1,452,399	$983,386
'18	$931,896	$1,353,127	$962,157
'18	$888,491	$1,380,702	$956,739
'18	$887,747	$1,256,037	$890,842
'19	$923,369	$1,356,691	$939,361
'19	$939,305	$1,400,252	$948,871
'19	$936,548	$1,427,461	$947,177
'19	$929,025	$1,485,258	$943,184
'19	$893,294	$1,390,873	$911,450
'19	$907,992	$1,488,897	$935,927
'19	$898,553	$1,510,296	$929,632
'19	$877,788	$1,486,372	$908,069
'19	$874,478	$1,514,183	$918,735
'19	$889,653	$1,546,980	$937,311
'19	$871,633	$1,603,134	$913,311
'19	$911,800	$1,651,520	$959,354
'20	$861,251	$1,650,872	$888,776
'20	$833,591	$1,514,974	$843,980
'20	$729,673	$1,327,855	$735,873
'20	$724,885	$1,498,078	$724,552
'20	$753,612	$1,569,429	$756,001
'20	$775,646	$1,600,641	$773,255
'20	$810,290	$1,690,893	$817,389
'20	$846,859	$1,812,435	$872,670
'20	$823,825	$1,743,569	$843,424
'20	$818,990	$1,697,201	$855,305
'20	$856,700	$1,882,983	$885,348
'20	$896,481	$1,955,380	$929,386
'21	$916,856	$1,935,639	$953,789
'21	$986,711	$1,989,014	$1,015,504
'21	$966,365	$2,076,124	$993,702
'21	$1,047,948	$2,186,924	$1,076,086
'21	$1,081,941	$2,202,198	$1,105,446
'21	$1,108,744	$2,253,608	$1,125,911
'21	$1,131,114	$2,307,142	$1,146,611
'21	$1,130,141	$2,377,292	$1,143,220
'21	$1,189,309	$2,266,725	$1,200,098
'21	$1,206,060	$2,425,536	$1,231,110
'21	$1,120,910	$2,408,730	$1,141,109
'21	$1,163,254	$2,516,680	$1,181,336
'22	$1,251,337	$2,386,449	$1,285,043
'22	$1,319,846	$2,314,995	$1,365,098
'22	$1,428,258	$2,400,950	$1,483,138
'22	$1,473,022	$2,191,583	$1,544,550
'22	$1,488,410	$2,195,604	$1,568,103
'22	$1,331,274	$2,014,371	$1,399,147
'22	$1,378,869	$2,200,105	$1,458,786
'22	$1,376,070	$2,110,381	$1,460,071
'22	$1,262,878	$1,916,018	$1,341,682
'22	$1,260,777	$2,071,141	$1,368,397
'22	$1,298,600	$2,186,885	$1,405,866
'22	$1,275,590	$2,060,889	$1,371,452
'23	$1,307,164	$2,190,383	$1,364,732
'23	$1,248,226	$2,136,940	$1,300,603
'23	$1,258,915	$2,215,396	$1,297,925
'23	$1,246,241	$2,249,975	$1,288,172
'23	$1,195,547	$2,259,755	$1,215,567
'23	$1,208,321	$2,409,069	$1,264,668
'23	$1,259,288	$2,486,460	$1,343,790
'23	$1,248,670	$2,446,872	$1,333,494
'23	$1,233,351	$2,330,210	$1,324,235
'23	$1,231,217	$2,281,214	$1,327,752
'23	$1,226,949	$2,489,547	$1,297,843
'23	$1,209,676	$2,602,649	$1,262,936
'24	$1,211,820	$2,646,385	$1,267,961
'24	$1,194,662	$2,787,690	$1,249,310
'24	$1,231,986	$2,877,383	$1,290,639
'24	$1,268,665	$2,759,858	$1,325,370
'24	$1,296,713	$2,896,705	$1,348,638
'24	$1,260,211	$3,000,645	$1,327,896
'24	$1,218,928	$3,037,170	$1,274,301
'24	$1,214,583	$3,110,842	$1,274,922
'24	$1,272,676	$3,177,281	$1,336,903
'24	$1,237,629	$3,148,468	$1,312,128
'24	$1,237,629	$3,333,287	$1,317,465
'24	$1,241,697	$3,253,827	$1,330,894
'25	$1,296,933	$3,344,438	$1,383,515
'25	$1,301,351	$3,300,799	$1,394,291
'25	$1,350,140	$3,114,818	$1,449,073
'25	$1,278,845	$3,093,697	$1,379,390
'25	$1,278,845	$3,288,429	$1,371,438
'25	$1,304,352	$3,455,654	$1,404,473
'25	$1,295,356	$3,533,209	$1,398,095
'25	$1,317,845	$3,604,832	$1,425,028
'25	$1,332,604	$3,736,409	$1,455,673
'25	$1,357,790	$3,823,892	$1,497,803
'25	$1,392,136	$3,833,264	$1,545,768
'25	$1,390,109	$3,835,611	$1,540,803
'26	$1,527,720	$3,891,228	$1,700,499
'26	$1,544,047	$3,861,655	$1,719,183
'26	$1,646,571	$3,669,363	$1,916,971
'26	$1,717,749	$4,054,377	$1,997,590
'26	$1,656,062	$4,267,770	$1,926,425
'26	$1,530,426	$4,227,128	$1,762,003

Yearly periods ended June 30

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	17.33%	6.66%	4.35%
S&P 500® Index	22.32%	13.41%	15.51%
Bloomberg Commodity Index	25.46%	9.37%	5.83%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	788,248,478
Number of Portfolio Holdings	260
Portfolio Turnover Rate (%)	33
Total Net Advisory Fees Paid ($)	6,025,668
Effective Duration	0.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Fixed-Income Investments

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Government & Agency Obligations	47%
Corporate Bonds	22%
Asset-Backed	18%
Cash Equivalents	11%
Commercial Mortgage-Backed Securities	5%
Collateralized Mortgage Obligations	2%
Put Options Purchased	0%
Call Options Purchased	0%
Other Assets and Liabilities, Net	(5%)
Total	100%

Commodity-Linked Investments

Sector Allocation

Table Summary
Commodity	% of Net Assets
Agriculture	35%
Precious Metals	18%
Energy	17%
Industrials	14%
Livestock	8%
Total	92%

Fixed-Income Investments

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	41%
AA	31%
A	10%
BBB	15%
Below BBB	1%
Not Rated	2%

Material Fund Changes

This is a summary of certain changes of the Fund since July 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.89% to 0.85%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DECSF-TSRA-I

R-101796-3 (08/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS enhanced commodity strategy Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended June 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026	$61,985	$0	$8,948	$0
2025	$61,985	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended June 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$623,231	$0
2025	$0	$1,369,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received informa9tion from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$8,948	$623,231	$0	$632,179
2025	$8,948	$1,369,569	$0	$1,378,517

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Annual Financial Statements and Other Information
DWS Enhanced Commodity Strategy Fund

Contents
3	Consolidated Investment Portfolio
24	Consolidated Statement of Assets and Liabilities
26	Consolidated Statement of Operations
28	Consolidated Statements of Changes in Net Assets
29	Consolidated Financial Highlights
34	Notes to Consolidated Financial Statements
53	Report of Independent Registered Public Accounting Firm
55	Tax Information
56	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Enhanced Commodity Strategy Fund

Consolidated
Investment Portfolioas of June 30, 2026

	Principal Amount ($)	Value ($)
Corporate Bonds 21.5%
Consumer Discretionary 4.3%
AutoZone, Inc., 4.5%, 2/1/2028 (a)	2,610,000	2,608,237
BorgWarner, Inc., 4.95%, 8/15/2029 (a)	1,680,000	1,691,541
Daimler Truck Finance North America LLC, 144A, 2.0%, 12/14/2026	1,600,000	1,583,098
Ford Motor Credit Co. LLC:
5.8%, 3/5/2027	1,450,000	1,457,490
5.85%, 5/17/2027	3,500,000	3,526,461
6.798%, 11/7/2028	1,270,000	1,311,164
General Motors Financial Co., Inc., 4.9%, 10/6/2029 (a)	2,174,000	2,179,520
Hyundai Capital America:
144A, 5.275%, 6/24/2027	4,000,000	4,026,079
144A, 5.95%, 9/21/2026	4,000,000	4,013,102
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	538,499
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,513,919
Marriott International, Inc.:
4.875%, 5/15/2029	1,960,000	1,975,642
5.45%, 9/15/2026 (a)	560,000	560,645
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	741,551
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,430,205
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,022,342
		34,179,495
Consumer Staples 0.1%
Campbell’s Co., 5.2%, 3/19/2027	1,060,000	1,066,559
Energy 1.6%
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	770,453
Diamondback Energy, Inc., 5.2%, 4/18/2027	1,670,000	1,679,560
Helmerich & Payne, Inc.:
4.65%, 12/1/2027	1,000,000	998,171
4.85%, 12/1/2029	2,500,000	2,498,056
Saudi Arabian Oil Co., 144A, 4.0%, 2/2/2029	750,000	736,959
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	3

	Principal Amount ($)	Value ($)
South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/2027	1,373,000	1,376,475
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031 (a)	4,000,000	4,102,307
		12,161,981
Financials 8.3%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	2,097,108
4.625%, 9/10/2029 (a)	1,121,000	1,115,778
Aircastle Ltd., 144A, 6.5%, 7/18/2028	1,700,000	1,749,926
American Express Co., 4.444%, 5/3/2030	1,881,000	1,869,408
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,070,812
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,738,599
Banco Santander SA, 5.588%, 8/8/2028 (a)	4,000,000	4,069,826
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,024,288
Barclays PLC, 4.837%, 9/10/2028	1,018,000	1,019,761
BGC Group, Inc., 6.6%, 6/10/2029	2,100,000	2,165,152
Blackstone Private Credit Fund, 7.3%, 11/27/2028	1,500,000	1,547,639
Capital One Financial Corp., 7.149%, 10/29/2027	1,940,000	1,955,380
Credit Agricole SA, 144A, 4.631%, 9/11/2028	2,500,000	2,499,220
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,185,574
Goldman Sachs BDC, Inc., 5.1%, 1/28/2029	1,179,000	1,151,580
HSBC Holdings PLC, 4.711%, 5/12/2030	1,034,000	1,029,603
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027 (a)	1,425,000	1,437,730
Jefferies Financial Group, Inc., 5.875%, 7/21/2028 (a)	2,060,000	2,099,718
Lloyds Banking Group PLC, 5.985%, 8/7/2027	1,140,000	1,141,729
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026 (a)	1,950,000	1,959,040
Macquarie Group Ltd., 144A, 1 day USD SOFR + 0.92%, 4.557% (b), 9/23/2027	6,000,000	6,006,284
NatWest Group PLC, 5.583%, 3/1/2028 (a)	1,280,000	1,289,245
NatWest Markets PLC, 144A, 5.416%, 5/17/2027 (a)	2,090,000	2,109,738
Societe Generale SA, 144A, 5.519%, 1/19/2028	3,000,000	3,014,605
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	998,380
Sumisho Air Lease Corp., 144A, 4.4%, 3/24/2028	3,000,000	2,983,813
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,009,250
		65,339,186
Health Care 1.5%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,483,963
Cencora, Inc., 4.25%, 11/15/2030	2,446,000	2,396,004
HCA, Inc., 4.5%, 2/15/2027	2,000,000	1,999,087
The accompanying notes are an integral part of the consolidated financial statements.

4	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Icon Investments Six DAC, 5.809%, 5/8/2027	4,170,000	4,202,815
Quest Diagnostics, Inc., 4.6%, 12/15/2027	1,132,000	1,134,201
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	730,000	729,399
		11,945,469
Industrials 1.1%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,276,984
HEICO Corp., 5.25%, 8/1/2028	2,970,000	3,004,772
Mobility Global, Inc., 144A, 5.05%, 6/15/2029	1,270,000	1,272,184
Penske Truck Leasing Co. LP, 144A, 4.4%, 7/1/2027	1,960,000	1,956,487
Ryder System, Inc., 4.95%, 9/1/2029	1,318,000	1,327,834
		8,838,261
Information Technology 2.2%
Concentrix Corp.:
6.6%, 8/2/2028 (a)	4,000,000	3,989,596
6.65%, 8/2/2026	550,000	549,827
DXC Technology Co., 1.8%, 9/15/2026	2,580,000	2,567,802
Global Payments, Inc., 4.95%, 8/15/2027 (a)	920,000	921,868
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026 (a)	1,377,000	1,377,530
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (a)	3,500,000	3,475,571
Microchip Technology, Inc., 5.05%, 3/15/2029 (a)	1,330,000	1,340,311
NXP BV, 4.4%, 6/1/2027	1,370,000	1,369,173
Workday, Inc., 3.5%, 4/1/2027 (a)	1,430,000	1,419,665
		17,011,343
Materials 1.1%
Huntsman International LLC, 4.5%, 5/1/2029	2,000,000	1,953,246
Mosaic Co., 5.375%, 11/15/2028 (a)	2,480,000	2,509,698
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,947,302
		8,410,246
Real Estate 0.3%
Crown Castle, Inc., (REIT), (a)4.9%, 9/1/2029	1,188,000	1,192,175
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	240,000
VICI Properties LP, (REIT), 4.75%, 4/1/2028	1,000,000	999,054
		2,431,229
Utilities 1.0%
DTE Energy Co., 4.95%, 7/1/2027	1,219,000	1,225,024
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	5

	Principal Amount ($)	Value ($)
ENEL Finance International NV, 144A, 5.125%, 6/26/2029 (a)	5,000,000	5,059,926
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,454,179
		7,739,129
Total Corporate Bonds (Cost $167,829,900)		169,122,898
Asset-Backed 18.3%
Automobile Receivables 4.3%
Ally Bank Auto Credit-Linked Notes, “C” , Series 2025-A, 144A, 4.844%, 6/15/2033	1,299,512	1,298,177
ARI Fleet Lease Trust, “A2” , Series 2026-A, 144A, 3.96%, 11/15/2034	1,000,000	994,931
Avis Budget Rental Car Funding AESOP LLC, “C” , Series 2026-3A, 144A, 5.5%, 4/20/2031	1,000,000	1,000,224
CarMax Select Receivables Trust:
“B” , Series 2026-A, 4.2%, 5/17/2032	1,370,000	1,354,175
“C” , Series 2026-A, 4.43%, 5/17/2032	1,520,000	1,500,201
Carvana Auto Receivables Trust:
“F” , Series 2021-N1, 144A, 4.55%, 1/10/2028	351,748	351,523
“B” , Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,353,268
Chase Auto Owner Trust:
“B” , Series 2025-2A, 144A, 4.32%, 3/25/2031	750,000	741,899
“C” , Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,040,104
CPS Auto Receivables Trust:
“E” , Series 2021-D, 144A, 4.06%, 12/15/2028	642,212	642,085
“C” , Series 2026-B, 144A, 4.93%, 7/15/2032	1,000,000	996,697
Exeter Automobile Receivables Trust:
“E” , Series 2021-4A, 144A, 4.02%, 1/17/2028	1,165,760	1,165,215
“B” , Series 2025-3A, 4.86%, 2/15/2030	375,000	376,059
“C” , Series 2025-3A, 5.09%, 10/15/2031	472,000	473,791
GLS Auto Receivables Issuer Trust:
“A2” , Series 2026-1A, 144A, 4.04%, 11/15/2028	2,500,000	2,497,452
“B” , Series 2026-1A, 144A, 4.22%, 8/17/2030	1,500,000	1,486,605
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2026-1, 144A, 4.503%, 2/20/2034	3,513,298	3,478,591
“B1” , Series 2025-2, 144A, 4.835%, 9/20/2033	2,156,662	2,150,364
OCCU Auto Receivables Trust, “A2” , Series 2025-1A, 144A, 4.82%, 4/17/2028	566,814	567,472
Santander Bank Auto Credit-Linked Notes, “B” , Series 2026-A, 144A, 4.806%, 7/17/2034	1,000,000	998,413
Securitized Term Auto Receivables Trust:
“C” , Series 2026-A, 144A, 4.431%, 3/25/2033	1,246,482	1,237,408
The accompanying notes are an integral part of the consolidated financial statements.

6	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
“B” , Series 2025-B, 144A, 4.925%, 12/29/2032	2,364,103	2,374,872
Truist Bank Auto Credit-Linked Notes, “B” , Series 2026-1, 144A, 5.067%, 6/26/2034	1,000,000	998,505
U.S. Bank NA, “B1” , Series 2026-RVM1, 144A, 4.959%, 12/25/2046	1,359,353	1,342,635
United Auto Credit Securitization Trust:
“B” , Series 2026-1, 144A, 4.63%, 5/10/2029	1,600,000	1,593,550
“C” , Series 2026-1, 144A, 5.06%, 6/10/2031	750,000	745,616
Westlake Automobile Receivables Trust, “C” , Series 2026-2A, 144A, 4.89%, 3/15/2032	1,000,000	996,910
		33,756,742
Credit Card Receivables 0.6%
Evergreen Credit Card Trust, “C” , Series 2025-1A, 144A, 4.54%, 10/15/2029	1,500,000	1,487,434
Mission Lane Credit Card Master Trust:
“B” , Series 2025-B, 144A, 5.21%, 9/15/2031	1,750,000	1,744,345
“C” , Series 2025-B, 144A, 5.41%, 9/15/2031	1,000,000	994,155
“C” , Series 2026-A, 144A, 5.69%, 7/15/2032	1,000,000	1,000,531
		5,226,465
Miscellaneous 13.4%
AB BSL CLO 4 Ltd., “A1R” , Series 2023-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.975% (b), 4/20/2038	1,000,000	1,002,875
AB BSL CLO 6 Ltd., “BR” , Series 2025-6AR, 144A, 3 mo. USD Term SOFR + 1.55%, 5.325% (b), 7/20/2039	1,000,000	1,000,032
AGL CLO 42 Ltd., “A1” , Series 2025-42A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.964% (b), 7/22/2038	1,600,000	1,601,898
AGL CLO 44 Ltd., “C” , Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.464% (b), 10/22/2037	750,000	744,686
AIMCO CLO 20 Ltd., “BR” , Series 2023-20A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.23% (b), 10/16/2038	1,000,000	1,003,125
Allegro CLO XIII Ltd., “A2R” , Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.325% (b), 7/20/2038	1,285,000	1,286,920
Apidos CLO LIV Ltd., “B” , Series 2025-54A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.275% (b), 10/20/2038	1,000,000	1,001,793
Apidos CLO LVII, “A1” , Series 2026-57A, 144A, 3 mo. USD Term SOFR + 1.2%, 4.948% (b), 7/20/2039 (c)	1,500,000	1,499,993
Apidos CLO XXXIX Ltd., “BR” , Series 2022-39A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.202% (b), 10/21/2038	1,000,000	1,001,169
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	7

	Principal Amount ($)	Value ($)
Ares LX CLO Ltd., “BR” , Series 2021-60A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.975% (b), 7/18/2034	2,000,000	1,992,354
Ares LXXVII CLO Ltd., “A2” , Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.273% (b), 7/15/2038	1,500,000	1,502,024
Bain Capital Credit CLO Ltd., “A1RR” , Series 2021-4A, 144A, 3 mo. USD Term SOFR + 1.0%, 4.675% (b), 10/20/2034	2,000,000	2,000,446
Ballyrock CLO 14 Ltd., “A1AR” , Series 2020-14A, 144A, 3 mo. USD Term SOFR + 1.38%, 5.055% (b), 7/20/2037	2,000,000	2,002,654
Bayview Opportunity Master Fund VII LLC, “A” , Series 2026-CRD1, 144A, 30 day USD SOFR Average + 1.6%, 5.19% (b), 9/25/2034	1,000,000	1,000,140
BlueMountain CLO XXVI Ltd., “AR2” , Series 2019-26AR, 144A, 3 mo. USD Term SOFR + 1.05%, 4.688% (b), 10/20/2034	4,000,000	3,999,992
BlueMountain Fuji U.S. CLO II Ltd., “A1B” , Series 2017-2A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.287% (b), 10/20/2030	1,126,420	1,126,449
Captree Park CLO Ltd.:
“A2R” , Series 2024-1AR, 144A, 3 mo. USD Term SOFR + 1.415%, 5.09% (b), 7/20/2037	1,000,000	999,995
“CR” , Series 2024-1AR, 144A, 3 mo. USD Term SOFR + 1.95%, 5.625% (b), 7/20/2037	1,000,000	1,000,000
Carlyle Global Market Strategies CLO Ltd., “ARRR” , Series 2016-3A, 144A, 3 mo. USD Term SOFR + 1.09%, 4.765% (b), 7/20/2034	2,000,000	2,000,690
CCG Receivables Trust, “B” , Series 2026-1, 144A, 4.97%, 1/17/2034	2,400,000	2,396,342
Cherry Securitization Trust, “A” , Series 2026-1A, 144A, 5.43%, 1/17/2034	1,400,000	1,400,065
CIFC Funding Ltd., “B” , Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.367% (b), 10/24/2038	950,000	954,610
Compass Datacenters Issuer III LLC, “A2” , Series 2025-3A, 144A, 5.286%, 7/25/2050	840,000	828,745
Crossroads Asset Trust, “A2” , Series 2025-A, 144A, 4.91%, 2/20/2032	910,008	913,677
DB Master Finance LLC, “A2I” , Series 2025-1A, 144A, 4.891%, 8/20/2055	1,094,500	1,081,827
Domino’s Pizza Master Issuer LLC, “A2II” , Series 2025-1A, 144A, 5.217%, 7/25/2055	1,091,000	1,085,904
Dryden 104 CLO Ltd., “A2R” , Series 2022-104A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.242% (b), 8/20/2034	2,775,000	2,776,074
The accompanying notes are an integral part of the consolidated financial statements.

8	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Dryden 53 CLO Ltd., “AR” , Series 2017-53A, 144A, 3 mo. USD Term SOFR + 1.0%, 4.673% (b), 1/15/2031	877,251	877,420
Dryden 68 CLO Ltd., “ARR” , Series 2019-68A, 144A, 3 mo. USD Term SOFR + 1.1%, 4.773% (b), 7/15/2035	1,400,000	1,400,280
Elara HGV Timeshare Issuer LLC, “C” , Series 2023-A, 144A, 7.3%, 2/25/2038	208,360	213,149
Elmwood CLO 29 Ltd., “A2R2” , Series 2024-5AR, 144A, 3 mo. USD Term SOFR + 1.4%, 5.026% (b), 4/20/2037	2,000,000	2,006,074
Elmwood CLO VI Ltd., “BR3” , Series 2020-3AR, 144A, 3 mo. USD Term SOFR + 1.55%, 5.188% (b), 7/18/2037 (c)	750,000	750,000
Empower CLO Ltd., “AR” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.267% (b), 4/25/2038	3,000,000	3,008,982
Firstlight Issuer LLC, “A2” , Series 2026-1A, 144A, 5.873%, 6/20/2056 (c)	2,500,000	2,509,874
Foundation Finance Trust, “A” , Series 2026-1A, 144A, 4.98%, 2/17/2053 (c)	1,750,000	1,750,000
Galaxy 32 CLO Ltd., “AR” , Series 2023-32A, 144A, 3 mo. USD Term SOFR + 1.17%, 4.845% (b), 1/20/2039	1,500,000	1,500,485
Golub Capital Partners CLO 58B-R Ltd., “CR” , Series 2021-58A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.617% (b), 10/25/2037	825,000	826,374
GoodLeap Home Improvement Solutions Trust, “A” , Series 2026-1A, 144A, 5.31%, 12/20/2049	910,255	904,001
HPEFS Equipment Trust, “C” , Series 2025-2A, 144A, 4.41%, 11/22/2032	700,000	691,304
Jersey Mike’s Funding LLC, “A2” , Series 2025-1A, 144A, 5.61%, 8/16/2055	1,687,250	1,703,117
KKR CLO 45a Ltd., “A1R” , Series 2024-45A, 144A, 3 mo. USD Term SOFR + 1.32%, 4.993% (b), 7/15/2038	1,333,000	1,334,042
MetroNet Infrastructure Issuer LLC, “A2” , Series 2026-1A, 144A, 5.273%, 4/20/2056	750,000	750,358
Mosaic Solar Loan Trust, “A” , Series 2020-1A, 144A, 2.1%, 4/20/2046	726,630	637,025
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	67,848	66,053
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	52,186	52,013
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	52,186	52,048
“B” , Series 2025-2A, 144A, 4.72%, 10/20/2044	768,514	761,855
“B” , Series 2026-1A, 144A, 4.97%, 3/20/2043	966,217	959,164
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	9

	Principal Amount ($)	Value ($)
Neuberger Berman Loan Advisers CLO 45 Ltd., “AR” , Series 2021-45A, 144A, 3 mo. USD Term SOFR + 1.06%, 4.729% (b), 10/14/2036	2,000,000	2,001,186
NRZ Excess Spread-Collateralized Notes, “A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	642,610	636,934
Oaktree CLO Ltd., “A1R” , Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.043% (b), 7/15/2038	1,333,000	1,334,818
OCP CLO Ltd., “CR2” , Series 2021-23A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.38% (b), 1/17/2039	1,100,000	1,101,108
Palmer Square CLO Ltd., “A” , Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.27%, 4.945% (b), 10/20/2038	1,000,000	1,001,568
PEAC Solutions Receivables LLC, “A2” , Series 2026-1A, 144A, 4.27%, 10/20/2028	3,000,000	2,991,994
Pikes Peak CLO Ltd., “BR” , Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (b), 7/20/2038	1,473,440	1,477,890
Point Broadband Funding LLC, “A2” , Series 2025-1A, 144A, 5.336%, 7/20/2055	1,000,000	994,836
Qdoba Funding LLC, “A2” , Series 2026-1A, 144A, 6.699%, 6/14/2056	500,000	500,696
Regatta 34 Funding Ltd., “A2” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (b), 7/20/2038	1,500,000	1,506,439
RKTL Trust, “B” , Series 2026-2A, 144A, 4.85%, 5/25/2035	500,000	499,384
RR 43 Ltd., “A2” , Series 2026-43A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.153% (b), 10/15/2039	971,000	972,268
Sculptor CLO XXVI Ltd., “CR” , Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.875% (b), 1/20/2038	1,500,000	1,502,965
Service Experts Issuer LLC, “A” , Series 2025-1A, 144A, 5.38%, 1/20/2037	1,196,314	1,186,979
SERVPRO Master Issuer LLC, “A2” , Series 2025-1A, 144A, 5.525%, 10/25/2055	179,100	177,266
Sesac Finance LLC, “A2” , Series 2025-1, 144A, 5.5%, 7/25/2055	700,000	680,205
Sixth Street CLO 29 Ltd., “B” , Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.33% (b), 7/17/2038	714,000	715,699
Taco Bell Funding LLC, “A2II” , Series 2025-1A, 144A, 5.049%, 8/25/2055	1,250,000	1,230,744
Texas Debt Capital CLO Ltd.:
“A1R” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.975% (b), 7/20/2038	1,570,000	1,572,628
The accompanying notes are an integral part of the consolidated financial statements.

10	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
“A2R” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.225% (b), 7/20/2038	3,000,000	3,004,644
UPG HI Issuer Trust, “A” , Series 2026-1, 144A, 5.03%, 2/25/2048	1,181,138	1,176,524
Venture 50 CLO Ltd., “A1” , Series 2024-50A, 144A, 3 mo. USD Term SOFR + 1.45%, 5.125% (b), 10/20/2037	1,000,000	1,001,139
Venture XXX CLO Ltd., “A2” , Series 2017-30A, 144A, 3 mo. USD Term SOFR + 1.612%, 5.285% (b), 1/15/2031	10,000,000	10,001,720
VFI ABS LLC, “A” , Series 2025-1A, 144A, 4.78%, 6/24/2030	294,433	294,677
Voya CLO Ltd., “A2R” , Series 2024-1AR, 144A, 3 mo. USD Term SOFR + 1.4%, 5.162% (b), 7/15/2039 (c)	1,500,000	1,499,993
Zais CLO 18 Ltd., “A1R” , Series 2022-18A, 144A, 3 mo. USD Term SOFR + 1.32%, 4.987% (b), 10/25/2037	2,000,000	1,999,934
Zayo Issuer LLC, “A2” , Series 2025-2A, 144A, 5.953%, 6/20/2055	2,500,000	2,529,990
		105,552,325
Total Asset-Backed (Cost $144,692,270)		144,535,532
Commercial Mortgage-Backed Securities 4.6%
Bank, “A3” , Series 2019-BN24, 2.96%, 11/15/2062	3,500,000	3,287,074
Bank5, “A3” , Series 2026-5YR20, 5.104%, 2/15/2059	2,000,000	2,014,766
Benchmark Mortgage Trust, “A3” , Series 2026-V20, 5.184%, 2/15/2059	1,500,000	1,515,275
BX Commercial Mortgage Trust, “A” , Series 2026-CSMO, 144A, 1 mo. USD Term SOFR + 1.4%, 5.025% (b), 2/15/2043	3,500,000	3,507,656
BX Trust:
“B” , Series 2025-ARIA, 144A, 5.35% (b), 12/13/2042	400,000	399,172
“C” , Series 2025-ARIA, 144A, 5.701% (b), 12/13/2042	1,600,000	1,595,482
BXP Trust, “A” , Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 4.523% (b), 11/15/2034	502,736	487,331
CENT Trust, “A” , Series 2025-CITY, 144A, 5.091% (b), 7/10/2040	2,500,000	2,495,600
COMM Mortgage Trust, “B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,461,101	1,439,800
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	122,903	122,567
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	11

	Principal Amount ($)	Value ($)
FHLMC Multifamily Structured Pass-Through Certificates, “X1” , Series K058, Interest Only, 1.017% (b), 8/25/2026	16,930,925	8,367
ILPT Commercial Mortgage Trust, “C” , Series 2025-LPF2, 144A, 6.023% (b), 7/13/2042	1,000,000	999,654
JPMCC Commercial Mortgage Securities Trust, “A3” , Series 2019-COR5, 3.123%, 6/13/2052	3,591,703	3,429,263
JPMDB Commercial Mortgage Securities Trust, “AS” , Series 2016-C4, 3.385%, 12/15/2049	1,000,000	977,202
JPMorgan Chase Commercial Mortgage Securities Trust, “A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.882% (b), 6/15/2035	4,380,267	2,847,218
Manhattan West Mortgage Trust, “A” , Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,500,000	1,451,825
MTN Commercial Mortgage Trust, “B” , Series 2026-LPFX, 144A, 5.455%, 5/15/2043	741,000	740,546
One New York Plaza Trust, “AJ” , Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 4.99% (b), 1/15/2036	2,378,000	2,305,174
ROCK Trust, “A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	2,600,000	2,627,811
Starwood Mortgage Trust, “B” , Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 5.396% (b), 11/15/2036	500,000	499,375
U.S. Bank C&I Credit-Linked Notes, “C” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.528% (b), 9/25/2032	514,665	515,638
U.S. Bank NA, “B2” , Series 2026-SUP1, 144A, 30 day USD SOFR Average + 1.4%, 4.993% (b), 6/27/2033	1,000,000	999,990
UBS Commercial Mortgage Trust, “XA” , Series 2017-C1, Interest Only, 1.606% (b), 6/15/2050	22,771,983	127,721
WHARF Commercial Mortgage Trust, “B” , Series 2025-DC, 144A, 5.729% (b), 7/15/2040	1,700,000	1,716,181
Total Commercial Mortgage-Backed Securities (Cost $37,710,448)		36,110,688
Collateralized Mortgage Obligations 2.4%
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	775,454	710,808
COLT Funding LLC, “A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	130,742	121,069
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	138,635	124,984
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	377,714	328,554
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	1,332,495	1,147,192
The accompanying notes are an integral part of the consolidated financial statements.

12	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	985,723	850,908
Connecticut Avenue Securities Trust:
“1M2” , Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.278% (b), 12/25/2041	474,562	476,038
“1M2” , Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 6.728% (b), 3/25/2042	250,000	253,068
Ellington Financial Mortgage Trust, “A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	1,745,161	1,450,780
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2” , Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 5.428% (b), 11/25/2041	1,200,000	1,202,554
GCAT Trust, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	478,939	418,350
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	47,120	45,800
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	783,756	685,820
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	954,729	811,334
JPMorgan Chase Bank NA, “M1” , Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.013% (b), 10/25/2057	975,123	1,006,832
JPMorgan Mortgage Trust:
“A5” , Series 2020-LTV2, 144A, 3.0%, 11/25/2050	544,905	489,293
“A11” , Series 2022-3, 144A, 30 day USD SOFR Average + 1.1%, 4.728% (b), 8/25/2052	1,480,624	1,408,648
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	34,727	33,866
“A2” , Series 2021-NQM2, 144A, 1.317%, 11/25/2064	333,066	299,404
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	269,845	242,949
Sequoia Mortgage Trust:
“A1A” , Series 2026-MED1, 144A, 5.121%, 4/25/2056 (c)	838,944	828,167
“A26F” , Series 2026-7, 144A, 30 day USD SOFR Average + 1.7%, 5.29% (b), 6/25/2056	1,000,000	990,214
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	104,255	101,451
Towd Point Mortgage Trust, “M1” , Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,422,634
Verus Securitization Trust, “A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	139,089	134,097
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	13

	Principal Amount ($)	Value ($)
Western Alliance Bank:
“1M1” , Series 2022-CL1, 144A, 30 day USD SOFR Average + 2.25%, 5.88% (b), 4/25/2052	686,785	705,879
“M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.778% (b), 7/25/2059	1,205,425	1,298,231
Total Collateralized Mortgage Obligations (Cost $19,793,052)		18,588,924
Government & Agency Obligations 47.0%
Other Government Related (d) 0.0%
Vnesheconombank, 144A, 6.025%, 7/5/2022* (e)	1,500,000	0
U.S. Treasury Obligations 47.0%
U.S. Treasury Bills:
3.489% (f), 2/18/2027 (g)	25,000,000	24,396,908
3.576% (f), 9/17/2026 (g) (h)	10,000,000	9,921,016
3.581% (f), 2/18/2027 (g)	20,000,000	19,517,526
3.591% (f), 9/17/2026 (g) (h)	5,000,000	4,960,508
3.591% (f), 2/18/2027 (g)	10,000,000	9,758,763
3.597% (f), 9/17/2026 (g) (h)	2,000,000	1,984,203
3.602% (f), 2/18/2027 (g)	5,000,000	4,879,382
3.609% (f), 9/17/2026 (g) (h)	10,000,000	9,921,016
3.618% (f), 9/17/2026 (g) (h)	20,000,000	19,842,033
3.62% (f), 9/17/2026 (g) (h)	13,000,000	12,897,321
3.664% (f), 5/13/2027 (g)	20,000,000	19,338,360
3.697% (f), 5/13/2027 (g)	25,000,000	24,172,951
3.707% (f), 5/13/2027 (g)	15,000,000	14,503,770
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098%, 3.874% (b), 1/31/2027	100,000,000	100,029,067
U.S. Treasury Notes:
0.625%, 3/31/2027	25,000,000	24,379,883
4.125%, 9/30/2027	25,000,000	24,993,164
4.375%, 7/15/2027	20,000,000	20,049,977
4.625%, 11/15/2026	25,000,000	25,064,038
		370,609,886
Total Government & Agency Obligations (Cost $372,137,879)		370,609,886

The accompanying notes are an integral part of the consolidated financial statements.

14	|	DWS Enhanced Commodity Strategy Fund

	Contracts/ Notional Amount	Value ($)
Put Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil, Expiration Date 10/27/2026, Strike Price $60 (Cost $2,034,000)	1,800 1,800,000	2,592,000
Call Options Purchased 0.2%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil, Expiration Date 10/27/2026, Strike Price $105 (Cost $4,188,000)	1,800 1,800,000	1,476,000

	Shares	Value ($)
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.54% (i) (j) (Cost $4,761,731)	4,761,731	4,761,731
Cash Equivalents 10.8%
DWS Central Cash Management Government Fund, 3.66% (i) (Cost $85,458,226)	85,458,226	85,458,226

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $838,605,506)	105.7	833,255,885
Other Assets and Liabilities, Net	(5.7)	(45,007,407)
Net Assets	100.0	788,248,478
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	15

A summary of the Fund’s transactions with affiliated investments during the year ended June 30, 2026 are as follows:
Value ($) at 6/30/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.54% (i) (j)
7,067,351	—	2,305,620 (k)	—	—	148,218	—	4,761,731	4,761,731
Cash Equivalents 10.8%
DWS Central Cash Management Government Fund, 3.66% (i)
87,199,149	1,099,621,390	1,101,362,313	—	—	3,439,544	—	85,458,226	85,458,226
94,266,500	1,099,621,390	1,103,667,933	—	—	3,587,762	—	90,219,957	90,219,957

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $21,635,700, which is 2.7% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of
June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At June 30, 2026, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(h)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $17,685,822.

(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended June 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
The accompanying notes are an integral part of the consolidated financial statements.

16	|	DWS Enhanced Commodity Strategy Fund

COT: Commitment of Traders
HRW: Hard Red Winter
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
RBOB: Reformulated Blendstock for Oxygenate Blending
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SRW: Soft Red Winter
ULS: Ultra-Low Sulfur
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At June 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Coffee	USD	12/18/2026	200	19,133,931	21,157,500	2,023,569
Corn	USD	12/14/2026	700	15,483,854	15,260,000	(223,854)
LME Copper	USD	7/13/2026	56	18,311,956	18,712,232	400,276
LME Copper	USD	9/14/2026	27	8,966,800	9,031,804	65,004
LME Primary Aluminum	USD	9/14/2026	213	17,591,341	16,435,346	(1,155,995)
NYMEX Platinum	USD	10/28/2026	110	9,029,247	8,611,900	(417,347)
Robusta Coffee10-Tonne	USD	9/24/2026	238	8,673,023	8,706,040	33,017
Total net unrealized appreciation						724,670
At June 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Cotton No. 2	USD	12/8/2026	230	8,794,883	8,832,000	(37,117)
Gas Oil	USD	12/10/2026	35	3,200,196	2,816,625	383,571
LME Copper	USD	7/13/2026	56	18,138,815	18,712,232	(573,417)
LME Lead	USD	9/14/2026	189	8,951,780	8,822,615	129,165
LME Nickel	USD	9/14/2026	89	8,947,170	8,680,715	266,455
LME Primary Aluminum	USD	9/14/2026	100	8,092,100	7,716,125	375,975
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	17

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
NY Harbor ULSD	USD	11/30/2026	85	11,531,354	10,575,768	955,586
NYMEX Palladium	USD	9/28/2026	75	9,115,240	9,081,750	33,490
RBOB Gasoline	USD	11/30/2026	30	3,164,588	2,834,370	330,218
Total net unrealized appreciation						1,863,926
At June 30, 2026, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Brent Crude Oil	1,800	10/27/2026	95.0	1,800,000	6,264,000β	(2,394,000)	3,870,000
Total Call Options					6,264,000	(2,394,000)	3,870,000

β	See Receivable for written options premiums within the Consolidated Statement of Assets and Liabilities.
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At June 30, 2026, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BABXDWCD Excess Return Index/BABXDWCD	7/14/2026	Merrill Lynch International	143,239,000	(0.097)	At Expiration	(2,881,975)
Barclays Commodity Strategy 1673/BXCS1673	7/14/2026	Barclays Bank PLC	14,880,000	(0.28)	At Expiration	(1,141,960)
Barclays Commodity Strategy 1721/BXCS1721	7/14/2026	Barclays Bank PLC	51,670,000	(0.40)	At Expiration	(200,328)
Barclays Commodity Strategy 1750/BXCS1750	7/14/2026	Barclays Bank PLC	25,480,000	-	At Expiration	(767,001)
Bloomberg Commodity Index Excess Return/BCOMBO	7/14/2026	Merrill Lynch International	9,000,000	(0.12)	At Expiration	(615,217)
Bloomberg Commodity Index/BCOM	7/14/2026	Barclays Bank PLC	37,789,000	(0.11)	At Expiration	(1,929,862)
The accompanying notes are an integral part of the consolidated financial statements.

18	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index/BCOM	7/14/2026	Canadian Imperial Bank of Commerce	37,789,000	(0.11)	At Expiration	(1,929,862)
Bloomberg Commodity Index/BCOM	7/14/2026	Royal Bank of Canada	22,674,000	(0.14)	At Expiration	(1,158,345)
Bloomberg Commodity Index/BCOM	7/14/2026	Macquarie Bank Ltd.	30,232,000	(0.12)	At Expiration	(1,544,123)
Bloomberg Commodity Index/BCOM	7/14/2026	Morgan Stanley & Co. LLC	30,232,000	(0.12)	At Expiration	(1,544,096)
BNP Paribas Commodity C100 Index/BCKTC100	7/14/2026	BNP Paribas	138,699,000	(0.147)	At Expiration	(265,043)
CIBC Milling Wheat Index/CIBZCA	7/14/2026	Canadian Imperial Bank of Commerce	30,405,000	(0.20)	At Expiration	(159,613)
Citi Commodities Gold Call Ratio Index/CICXGCCR	7/14/2026	Citibank NA	62,520,000	-	At Expiration	(9,093)
Citi Custom CiVICS 7 Excess Return/CVICSER7	7/14/2026	Citibank NA	281,715,000	(0.171)	At Expiration	(4,144,585)
Goldman Sachs Brent Vol Carry 05/GSVLBR05	7/14/2026	Goldman Sachs & Co. LLC	8,000,000	(0.35)	At Expiration	(23,863)
Goldman Sachs Commodity COT Strategy 1230/ABGS1230	7/14/2026	Goldman Sachs & Co. LLC	297,373,000	(0.161)	At Expiration	(1,876,168)
JPMorgan JMAB296E Basket/JMAB296E	7/14/2026	JPMorgan Chase Bank NA	400,165,000	-	At Expiration	(8,518,424)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
J.P. Morgan Commodity Flat Price Skewness Index	JMABSKCB	16,630,000	4.2	(276,775)
J.P. Morgan Neo Commodity Pairs Multifactor Index	JMABNPM2	53,000,000	13.2	(1,275,228)
Bloomberg Commodity Index	BCOM	81,625,000	20.5	(4,169,697)
Bloomberg Precious Metals Subindex	BCOMPR	46,530,000	11.6	(1,324,587)
Bloomberg Livestock Subindex	BCOMLI	23,004,000	5.7	167,373
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	54,417,000	13.7	(2,453,762)
Bloomberg Softs Subindex	BCOMSO	13,239,000	3.3	1,425,862
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	19

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
J.P. Morgan Neo Pairs Multifactor Index	JMABNPM2	53,470,000	13.4	(363,141)
J.P. Morgan Commodity Curve Skewness Notional-Matched Index	JMABSKNS	22,860,000	5.6	37,814
J.P. Morgan Liquid Commodity Curve Value Long Only Index	JMABCCVL	17,230,000	4.3	(110,911)
J.P. Morgan Commodity Curve Advantage Index	JMABAC6V	18,160,000	4.5	(175,372)
JPMorgan JMAB296E Basket/JMAB296E				(8,518,424)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Macquarie Commodity Product 708E/MQCP708E	7/14/2026	Macquarie Bank Ltd.	43,150,000	-	At Expiration	(213,892)
Macquarie Vol Product 2CL2/VMAC2CL2	7/14/2026	Macquarie Bank Ltd.	8,000,000	(0.10)	At Expiration	60,212
Macquarie Vol Product 3GC1/VMAC3GC1	7/14/2026	Macquarie Bank Ltd.	5,000,000	(0.10)	At Expiration	(1,999)
Morgan Stanley MSCBDF11 Index/MSCBDF11	7/14/2026	Morgan Stanley & Co. LLC	2,000,000	(0.264)	At Expiration	0
RBC Enhanced Commodity SCI101 Index/RBCSCI01	7/14/2026	Royal Bank of Canada	8,380,000	(0.15)	At Expiration	(149,556)
SGI SGMDDW01 Strategy Index/SGMDDW01	7/14/2026	Societe Generale SA	142,026,000	(0.114)	At Expiration	(6,171,629)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
SGI Commodity Dynmaic Alpha Index	SGICCODA	21,100,000	15.0	4,427
Bloomberg Commodity Index	BCOM	120,926,000	85.0	(6,176,056)
SGI SGMDDW01 Strategy Index/SGMDDW01				(6,171,629)

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
SGI WTI Intraday Trend Reversal Index/SGITRWTI	7/14/2026	Societe Generale SA	32,510,000	(0.30)	At Expiration	79,255
The accompanying notes are an integral part of the consolidated financial statements.

20	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB163	7/14/2026	UBS AG	20,784,000	(0.069)	At Expiration	2,579,483

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
MerQube Corn Rolling Futures	MQCMZC	11,662,000	28.1	(90,854)
MerQube Gold Rolling Futures	MQCMGC	(8,039,000)	19.4	147,485
MerQube Aluminium Rolling Futures	MQCMLA	(5,450,000)	13.0	642,618
MerQube ULS Diesel Rolling Futures	MQCMHO	(11,362,000)	27.3	967,208
MerQube WTI Crude Rolling Futures	MQCMCL	(5,055,000)	12.2	913,026
UBS Custom Commodity Index/UBSIB163				2,579,483

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	7/14/2026	UBS AG	9,000,000	(0.157)	At Expiration	0

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
MerQube SRW Wheat Rolling Futures Index	MQCMZW	(418,000)	2.3	0
MerQube HRW Wheat Rolling Futures Index	MQCMKW	(418,000)	2.3	0
MerQube Corn Rolling Futures Index	MQCMZC	1,254,100	7.0	0
MerQube Soybean Rolling Futures Index	MQCMZS	(1,045,100)	5.8	0
MerQube Soybean Meal Rolling Futures Index	MQCMSM	(1,045,100)	5.8	0
MerQube Soybean Oil Rolling Futures Index	MQCMBO	1,672,000	9.3	0
MerQube Cotton No.2 Rolling Futures Index	MQCMCT	209,000	1.2	0
MerQube Cocoa Rolling Futures Index	MQCMCC	(836,100)	4.6	0
MerQube Coffee Rolling Futures Index	MQCMKC	(418,000)	2.3	0
MerQube Lean Hogs Rolling Futures Index	MQCMLH	836,100	4.6	0
MerQube Live Cattle Rolling Futures Index	MQCMLC	209,000	1.2	0
MerQube Brent Crude Rolling Futures Index	MQCMCO	1,893,300	10.5	0
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	21

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
MerQube WTI Crude Rolling Futures Index	MQCMCL	(1,183,300)	6.6	0
MerQube RBOB Gasoline Rolling Futures Index	MQCMXB	236,700	1.3	0
MerQube Low Sulphur Gas Oil Rolling Futures Index	MQCMQS	118,300	0.7	0
MerQube ULS Diesel Rolling Futures Index	MQCMHO	118,300	0.7	0
MerQube Natural Gas Rolling Futures Index	MQCMNG	(1,183,300)	6.6	0
MerQube Gold Rolling Futures Index	MQCMGC	(613,300)	3.4	0
MerQube Silver Rolling Futures Index	MQCMSI	613,300	3.4	0
MerQube Platinum Rolling Futures Index	MQCMPL	368,000	2.0	0
MerQube Palladium Rolling Futures Index	MQCMPA	(122,700)	0.7	0
MerQube Aluminum Rolling Futures Index	MQCMLA	613,300	3.4	0
MerQube High Grade Copper Rolling Futures Index	MQCMHG	368,000	2.0	0
MerQube Nickel Rolling Futures Index	MQCMLN	490,600	2.7	0
MerQube Zinc Rolling Futures Index	MQCMLX	(735,900)	4.1	0
MerQube Lead Rolling Futures Index	MQCMLL	(981,200)	5.5	0
UBS Custom Commodity Index/UBSIB165				0

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Short Positions
Bloomberg Soybean Meal Subindex/BCOMSM	7/14/2026	Merrill Lynch International	9,000,000	-	At Expiration	41,674

Value ($)†
Total net unrealized depreciation	(32,486,010)

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, options purchased, commodity-linked swap contracts and written options, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.

22	|	DWS Enhanced Commodity Strategy Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$169,122,898	$—	$169,122,898
Asset-Backed (a)	—	144,535,532	—	144,535,532
Commercial Mortgage-Backed Securities	—	36,110,688	—	36,110,688
Collateralized Mortgage Obligations	—	18,588,924	—	18,588,924
Government & Agency Obligations (a)	—	370,609,886	0	370,609,886
Put Options Purchased	2,592,000	—	—	2,592,000
Call Options Purchased	1,476,000	—	—	1,476,000
Short-Term Investments (a)	90,219,957	—	—	90,219,957
Derivatives (b)
Futures Contracts	4,996,326	—	—	4,996,326
Commodity-Linked Swap Contracts	—	2,760,624	—	2,760,624
Total	$99,284,283	$741,728,552	$0	$841,012,835

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,407,730)	$—	$—	$(2,407,730)
Written Options	(2,394,000)	—	—	(2,394,000)
Commodity-Linked Swap Contracts	—	(35,246,634)	—	(35,246,634)
Total	$(4,801,730)	$(35,246,634)	$—	$(40,048,364)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and written options, at value.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	23

Consolidated Statement of Assets and Liabilities
as of June 30, 2026

Assets
Investments in non-affiliated securities, at value (cost $748,385,549) — including $21,635,700 of securities loaned	$743,035,928
Investment in DWS Government & Agency Securities Portfolio (cost $4,761,731)*	4,761,731
Investment in DWS Central Cash Management Government Fund (cost $85,458,226)	85,458,226
Cash	16,598
Receivable for written options premiums	6,264,000
Receivable for Fund shares sold	1,173,852
Interest receivable	4,621,841
Affiliated securities lending income receivable	15,750
Unrealized appreciation on bilateral swap contracts	2,760,624
Other assets	36,080
Total assets	848,144,630
Liabilities
Payable upon return of securities loaned	4,761,731
Payable for purchased options premiums	6,222,000
Payable for investments purchased — when-issued securities	7,998,092
Payable for Fund shares redeemed	1,082,879
Payable for variation margin on futures contracts	448,024
Options written, at value	2,394,000
Unrealized depreciation on bilateral swap contracts	35,246,634
Net payable for pending swap contracts	914,533
Accrued management fee	404,255
Accrued Trustees' fees	7,260
Other accrued expenses and payables	416,744
Total liabilities	59,896,152
Net assets, at value	$788,248,478
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $17,685,822.
The accompanying notes are an integral part of the consolidated financial statements.

24	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
as of June 30, 2026 (continued)

Net Assets Consist of
Distributable earnings (loss)	(98,172,067)
Paid-in capital	886,420,545
Net assets, at value	$788,248,478
Net Asset Value
Class A
Net Asset Value and redemption price per share ($40,462,888 ÷ 6,459,013 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.26
Maximum offering price per share (100 ÷ 94.25 of $6.26)	$6.64
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,125,577 ÷ 1,111,789 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$5.51
Class R6
Net Asset Value, offering and redemption price per share ($26,293,434 ÷ 4,134,611 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.36
Class S
Net Asset Value, offering and redemption price per share ($35,177,548 ÷ 5,541,640 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.35
Institutional Class
Net Asset Value, offering and redemption price per share ($680,189,031 ÷ 106,803,320 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.37
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	25

Consolidated Statement of Operations
for the year ended June 30, 2026

Investment Income
Income:
Interest	$34,654,212
Income distributions — DWS Central Cash Management Government Fund	3,439,544
Affiliated securities lending income, net	148,218
Total income	38,241,974
Expenses:
Management fee	6,663,359
Administration fee	829,461
Services to shareholders	868,437
Distribution and service fees	172,009
Custodian fee	62,397
Professional fees	133,436
Reports to shareholders	108,961
Registration fees	94,079
Trustees' fees and expenses	28,914
Other	53,258
Total expenses before expense reductions	9,014,311
Expense reductions	(1,445,249)
Total expenses after expense reductions	7,569,062
Net investment income	30,672,912
The accompanying notes are an integral part of the consolidated financial statements.

26	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Operations
for the year ended June 30, 2026 (continued)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	$10,318,645
Swap contracts	128,434,202
Futures contracts	(20,402,016)
Written options	(9,057,006)
109,293,825
Change in net unrealized appreciation (depreciation) on:
Investments	(4,968,954)
Swap contracts	(3,419,253)
Futures contracts	2,662,940
Written options	3,750,127
(1,975,140)
Net gain (loss)	107,318,685
Net increase (decrease) in net assets resulting from operations	$137,991,597
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	27

Statements of Changes in Net Assets
	Years Ended June 30,
Increase (Decrease) in Net Assets	2026	2025
Operations:
Net investment income	$30,672,912	$33,153,792
Net realized gain (loss)	109,293,825	24,770,218
Change in net unrealized appreciation (depreciation)	(1,975,140)	(27,299,513)
Net increase (decrease) in net assets resulting from operations	137,991,597	30,624,497
Distributions to shareholders:
Class A	(2,716,105)	(1,418,930)
Class C	(445,983)	(203,898)
Class R6	(1,890,851)	(983,229)
Class S	(2,196,340)	(1,157,407)
Institutional Class	(47,663,606)	(27,885,802)
Total distributions	(54,912,885)	(31,649,266)
Fund share transactions:
Proceeds from shares sold	129,444,279	191,175,391
Reinvestment of distributions	48,411,448	27,828,079
Payments for shares redeemed	(351,668,203)	(337,786,392)
Net increase (decrease) in net assets from Fund share transactions	(173,812,476)	(118,782,922)
Increase (decrease) in net assets	(90,733,764)	(119,807,691)
Net assets at beginning of period	878,982,242	998,789,933
Net assets at end of period	$788,248,478	$878,982,242

The accompanying notes are an integral part of the consolidated financial statements.

28	|	DWS Enhanced Commodity Strategy Fund

Consolidated Financial Highlights
DWS Enhanced Commodity Strategy Fund — Class A
	Years Ended June 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$5.72	$5.71	$5.61	$9.36	$11.23
Income (loss) from investment operations:
Net investment income[a]	.21	.19	.19	.13	.01
Net realized and unrealized gain (loss)	.73	.01 [b]	.02	(.84 )	1.67
Total from investment operations	.94	.20	.21	(.71 )	1.68
Less distributions from:
Net investment income	(.40 )	(.19 )	(.11 )	(3.04)	(3.55)
Net asset value, end of period	$6.26	$5.72	$5.71	$5.61	$9.36
Total Return (%)[c,d]	16.77	3.44	3.80	(9.49)	19.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	42	47	59	77
Ratio of expenses before expense reductions (%)	1.39	1.52	1.38	1.37	1.36
Ratio of expenses after expense reductions (%)	1.11	1.28	1.16	1.24	1.27
Ratio of net investment income (%)	3.36	3.34	3.29	2.05	.11
Portfolio turnover rate (%)	33	85	54	90	134

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	29

DWS Enhanced Commodity Strategy Fund — Class C
	Years Ended June 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$5.07	$5.08	$4.99	$8.33	$10.04
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	.13	.13	.07	(.05 )
Net realized and unrealized gain (loss)	.66	(.00 )*	.02	(.75 )	1.49
Total from investment operations	.80	.13	.15	(.68 )	1.44
Less distributions from:
Net investment income	(.36 )	(.14 )	(.06 )	(2.66)	(3.15)
Net asset value, end of period	$5.51	$5.07	$5.08	$4.99	$8.33
Total Return (%)[b,c]	16.18	2.57	3.05	(10.18)	18.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	9	12	23
Ratio of expenses before expense reductions (%)	2.03	2.16	2.03	2.04	1.99
Ratio of expenses after expense reductions (%)	1.86	2.03	1.91	1.98	1.98
Ratio of net investment income (loss) (%)	2.61	2.59	2.53	1.26	(.61 )
Portfolio turnover rate (%)	33	85	54	90	134

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the consolidated financial statements.

30	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class R6
	Years Ended June 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$5.80	$5.79	$5.69	$9.50	$11.39
Income (loss) from investment operations:
Net investment income[a]	.23	.21	.21	.16	.05
Net realized and unrealized gain (loss)	.75	.00 *	.02	(.86 )	1.69
Total from investment operations	.98	.21	.23	(.70 )	1.74
Less distributions from:
Net investment income	(.42 )	(.20 )	(.13 )	(3.11)	(3.63)
Net asset value, end of period	$6.36	$5.80	$5.79	$5.69	$9.50
Total Return (%)[b]	17.21	3.67	4.11	(9.17)	20.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	26	32	42	44
Ratio of expenses before expense reductions (%)	.96	1.07	1.02	1.01	.97
Ratio of expenses after expense reductions (%)	.86	1.02	.89	.89	.89
Ratio of net investment income (%)	3.61	3.60	3.56	2.43	.49
Portfolio turnover rate (%)	33	85	54	90	134

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	31

DWS Enhanced Commodity Strategy Fund — Class S
	Years Ended June 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$5.79	$5.78	$5.68	$9.48	$11.37
Income (loss) from investment operations:
Net investment income[a]	.22	.20	.20	.15	.03
Net realized and unrealized gain (loss)	.75	(.00 )*	.02	(.86 )	1.69
Total from investment operations	.97	.20	.22	(.71 )	1.72
Less distributions from:
Net investment income	(.41 )	(.19 )	(.12 )	(3.09)	(3.61)
Net asset value, end of period	$6.35	$5.79	$5.78	$5.68	$9.48
Total Return (%)[b]	17.11	3.55	3.98	(9.30)	19.86
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	31	41	49	79
Ratio of expenses before expense reductions (%)	1.12	1.26	1.14	1.15	1.13
Ratio of expenses after expense reductions (%)	.96	1.13	1.00	1.04	1.07
Ratio of net investment income (%)	3.50	3.49	3.45	2.23	.30
Portfolio turnover rate (%)	33	85	54	90	134

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the consolidated financial statements.

32	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Institutional Class
	Years Ended June 30,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$5.80	$5.80	$5.69	$9.51	$11.40
Income (loss) from investment operations:
Net investment income[a]	.23	.21	.21	.16	.05
Net realized and unrealized gain (loss)	.75	(.01 )	.03	(.87 )	1.70
Total from investment operations	.98	.20	.24	(.71 )	1.75
Less distributions from:
Net investment income	(.41 )	(.20 )	(.13 )	(3.11)	(3.64)
Net asset value, end of period	$6.37	$5.80	$5.80	$5.69	$9.51
Total Return (%)[b]	17.33	3.50	4.29	(9.24)	20.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	680	774	869	1,121	2,066
Ratio of expenses before expense reductions (%)	1.03	1.15	1.03	1.06	1.04
Ratio of expenses after expense reductions (%)	.86	1.02	.89	.89	.89
Ratio of net investment income (%)	3.61	3.60	3.56	2.35	.48
Portfolio turnover rate (%)	33	85	54	90	134

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the consolidated financial statements.

DWS Enhanced Commodity Strategy Fund	|	33

Notes to Consolidated Financial Statements
A.
Organization and Significant Accounting Policies
DWS Enhanced Commodity Strategy Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies

34	|	DWS Enhanced Commodity Strategy Fund

described below are followed consistently by the Fund in the preparation of its consolidated financial statements.
Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity Fund II LLC, organized under the laws of the Cayman Islands (the “Subsidiary” ). Effective April 1, 2026 the Subsidiary’s name changed from Cayman Commodity Fund II, Ltd. The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as futures and options contracts and commodity-linked swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of June 30, 2026, the Fund’s investment in the Subsidiary was $174,549,197, representing 20.6% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s

DWS Enhanced Commodity Strategy Fund	|	35

portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

36	|	DWS Enhanced Commodity Strategy Fund

Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities

DWS Enhanced Commodity Strategy Fund	|	37

loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended June 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of June 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$22,447,553	$—	$—	$—	$22,447,553
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$4,761,731
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$17,685,822
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in

38	|	DWS Enhanced Commodity Strategy Fund

the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
At June 30, 2026, the Fund had net tax basis capital loss carryforwards of $44,100,956, including short-term losses ($15,217,243) and long-term losses ($28,883,713), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended June 30, 2026, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

DWS Enhanced Commodity Strategy Fund	|	39

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and investment in the subsidiary. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At June 30, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$137,727,408
Capital loss carryforwards	$(44,100,956)
Net unrealized appreciation (depreciation) on investments	$(906,839,270)
At June 30, 2026, the aggregate cost of investments for federal income tax purposes was $1,703,882,438. The net unrealized depreciation for all investments based on tax cost was $906,839,270. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $390,241,423 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,297,080,693.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended June 30,
	2026	2025
Distributions from ordinary income*	$54,912,885	$31,649,266

*	For tax purposes, short-term capital gain distributions, and income and net realized gains from certain commodity-linked derivative instruments are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

40	|	DWS Enhanced Commodity Strategy Fund

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a

DWS Enhanced Commodity Strategy Fund	|	41

payment or make a payment to the counterparty, respectively. For the year ended June 30, 2026, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
A summary of the open commodity-linked swap contracts as of June 30, 2026 is included in a table following the Fund’s Consolidated Investment Portfolio. For the year ended June 30, 2026, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from approximately $1,732,037,000 to $2,029,098,000, and the investment in short commodity-linked swap contracts had a total notional amount generally indicative of a range from $0 to $32,500,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended June 30, 2026, the Fund entered into commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2026, is included in a table following the Fund’s Consolidated Investment Portfolio. For the year ended June 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $34,061,000 to $165,703,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $34,746,000 to $112,147,000.

42	|	DWS Enhanced Commodity Strategy Fund

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. The Fund may also purchase options on exchange-traded futures contracts where the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the underlying futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the year ended June 30, 2026, the Fund entered into options on commodity futures contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. There is no premium paid at the time of purchase on certain options on exchange-traded futures. At the expiration of these options on exchange-traded futures, the accumulated variation margin made or received is recorded as realized gains or losses. Certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.
A summary of open purchased option contracts as of June 30, 2026 is included in the Fund’s Consolidated Investment Portfolio. A summary of open written option contracts is included in the table following the Fund’s Consolidated Investment Portfolio. For the year ended June 30, 2026, the investment in purchased options contracts had a total value generally indicative of a range from $40,000 to approximately $4,068,000, and the investment in written options contracts had a total value generally indicative of a range from approximately $19,000 to $2,466,000.

DWS Enhanced Commodity Strategy Fund	|	43

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2026 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$4,068,000	$2,760,624	$4,996,326	$11,824,950
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Investments in securities at value (includes purchased options) and unrealized appreciation on bilateral swap contracts

Liability Derivatives	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$(2,394,000)	$(35,246,634)	$(2,407,730)	$(40,048,364)
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Consolidated Investment Portfolio; within the Consolidated Statement of Assets and
Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Written options, at value and unrealized depreciation on bilateral swap contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended June 30, 2026 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$11,896,340	$(9,057,006)	$128,434,202	$(20,402,016)	$110,871,520
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Net realized gain (loss) from investments (includes purchased options), written options, swap and futures contracts, respectively

44	|	DWS Enhanced Commodity Strategy Fund

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a)	$(1,695,186)	$3,750,127	$(3,419,253)	$2,662,940	$1,298,628
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap and futures contracts, respectively
As of June 30, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Macquarie Bank Ltd.	$60,212	$(60,212)	$—	$—	$—
Merrill Lynch International	41,674	(41,674)	—	—	—
Societe Generale SA	79,255	(79,255)	—	—	—
UBS AG	2,579,483	—	—	—	2,579,483
	$2,760,624	$(181,141)	$—	$—	$2,579,483

DWS Enhanced Commodity Strategy Fund	|	45

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$4,039,151	$—	$(4,039,151)	$—	$—
BNP Paribas	265,043	—	(265,043)	—	—
Canadian Imperial Bank of Commerce	2,089,475	—	(2,089,475)	—	—
Citibank NA	4,153,678	—	(4,153,678)	—	—
Goldman Sachs & Co. LLC	1,900,031	—	(1,900,031)	—	—
JPMorgan Chase Bank NA	8,518,424	—	(8,518,424)	—	—
Macquarie Bank Ltd.	1,760,014	(60,212)	(1,699,802)	—	—
Merrill Lynch International	3,497,192	(41,674)	(3,455,518)	—	—
Morgan Stanley & Co. LLC	1,544,096	—	(1,544,096)	—	—
Royal Bank of Canada	1,307,901	—	(1,307,901)	—	—
Societe Generale SA	6,171,629	(79,255)	(6,092,374)	—	—
	$35,246,634	$(181,141)	$(35,065,493)	$—	$—

(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.
Purchases and Sales of Securities
During the year ended June 30, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$154,421,500	$221,194,235
U.S. Treasury Obligations	$75,028,876	$225,135,930
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the

46	|	DWS Enhanced Commodity Strategy Fund

“Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.800%
Next $500 million of such net assets	.750%
Next $500 million of such net assets	.700%
Next $1 billion of such net assets	.675%
Next $1 billion of such net assets	.650%
Next $1.5 billion of such net assets	.625%
Over $5 billion of such net assets	.600%
Accordingly, for the year ended June 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.779% of the Fund’s average daily net assets.
For the period from July 1, 2025 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.16%
Class C	1.91%
Class R6	.89%
Class S	1.01%
Institutional Class	.89%
Effective October 1, 2025 through June 30, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

DWS Enhanced Commodity Strategy Fund	|	47

expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.10%
Class C	1.85%
Class R6	.85%
Class S	.95%
Institutional Class	.85%
For the year ended June 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$115,812
Class C	11,391
Class R6	27,869
Class S	54,333
Institutional Class	1,235,844
$1,445,249
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended June 30, 2026, the Administration Fee was $829,461, of which $65,693 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

48	|	DWS Enhanced Commodity Strategy Fund

servicing fee it receives from the Fund. For the year ended June 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2026
Class A	$6,537	$1,079
Class C	324	57
Class R6	6,354	1,007
Class S	7,270	1,225
Institutional Class	2,848	400
	$23,333	$3,768
In addition, for the year ended June 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$82,821
Class C	6,335
Class S	57,101
Institutional Class	686,173
$832,430
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended June 30, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2026
Class C	$51,269	$4,030
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

DWS Enhanced Commodity Strategy Fund	|	49

accounts the firms service. For the year ended June 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2026	Annual Rate
Class A	$103,666	$19,412.24%
Class C	17,074	2,852.25%
	$120,740	$22,264
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended June 30, 2026 aggregated $498.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended June 30, 2026, the CDSC for Class C shares aggregated $47. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended June 30, 2026, DDI received $32 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended June 30, 2026, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $1,563, of which $275 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

50	|	DWS Enhanced Commodity Strategy Fund

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2026.
F.
Investing in Commodities-Related Investments
The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

DWS Enhanced Commodity Strategy Fund	|	51

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended June 30, 2026		Year Ended June 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,836,458	$11,464,057	2,744,204	$15,619,799
Class C	78,748	425,655	116,477	595,310
Class R6	2,015,458	12,966,705	1,772,307	10,220,790
Class S	1,227,518	7,826,405	1,352,274	7,706,024
Institutional Class	15,482,971	96,761,457	27,249,564	157,033,468
		$129,444,279		$191,175,391
Shares issued to shareholders in reinvestment of distributions
Class A	237,494	$1,448,093	134,845	$773,694
Class C	78,163	420,134	38,211	195,539
Class R6	178,855	1,108,210	103,849	602,543
Class S	344,713	2,135,164	188,261	1,092,697
Institutional Class	6,999,499	43,299,847	4,322,772	25,163,606
		$48,411,448		$27,828,079
Shares redeemed
Class A	(2,948,577)	$(18,461,590)	(3,799,475)	$(21,622,824)
Class C	(385,640)	(2,129,740)	(622,357)	(3,105,828)
Class R6	(2,514,392)	(16,641,102)	(2,992,182)	(17,097,537)
Class S	(1,305,477)	(8,269,388)	(3,365,691)	(19,089,260)
Institutional Class	(49,032,131)	(306,166,383)	(48,175,885)	(276,870,943)
		$(351,668,203)		$(337,786,392)
Net increase (decrease)
Class A	(874,625)	$(5,549,440)	(920,426)	$(5,229,331)
Class C	(228,729)	(1,283,951)	(467,669)	(2,314,979)
Class R6	(320,079)	(2,566,187)	(1,116,026)	(6,274,204)
Class S	266,754	1,692,181	(1,825,156)	(10,290,539)
Institutional Class	(26,549,661)	(166,105,079)	(16,603,549)	(94,673,869)
		$(173,812,476)		$(118,782,922)

52	|	DWS Enhanced Commodity Strategy Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Securities Trust and Shareholders of DWS Enhanced Commodity Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of DWS Enhanced Commodity Strategy Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Securities Trust (the “Trust” )), including the consolidated investment portfolio, as of June 30, 2026, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Deutsche DWS Securities Trust) at June 30, 2026, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the

DWS Enhanced Commodity Strategy Fund	|	53

effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
August 20, 2026

54	|	DWS Enhanced Commodity Strategy Fund

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Enhanced Commodity Strategy Fund	|	55

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Enhanced Commodity Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

56	|	DWS Enhanced Commodity Strategy Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to

DWS Enhanced Commodity Strategy Fund	|	57

management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective October 1, 2023, in connection with the 2023 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also

58	|	DWS Enhanced Commodity Strategy Fund

reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of

DWS Enhanced Commodity Strategy Fund	|	59

numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DECSF-BFE2025

60	|	DWS Enhanced Commodity Strategy Fund

DECSF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/28/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/28/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/28/2026